Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Inventories [Abstract]
Goods for resale	R$ 1,885,941	R$ 1,759,227
(-) Allowance for inventory losses	(17,737)	(10,186)
Total	R$ 1,868,204	R$ 1,749,041